Acquisitions and divestments, acquisitions (Details) € in Millions		1 Months Ended				3 Months Ended				12 Months Ended
	Aug. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 31, 2017	Nov. 30, 2016 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Acquisitions [line items]
Total Exploration expenditures										$ 3,014,000,000			$ 2,685,000,000
Equity accounted investments			$ 2,551,000,000							1,442,000,000			2,863,000,000
Exploration & Production (E&P) International [member]
Acquisitions [line items]
Equity accounted investments			234,000,000							321,000,000			296,000,000
Marketing, Midstream and Processing (MMP) [Member]
Acquisitions [line items]
Equity accounted investments			134,000,000							90,000,000			92,000,000
Other segment [member]
Acquisitions [line items]
Equity accounted investments			1,050,000,000							1,028,000,000			1,373,000,000
Exploration & Production Norway (E&P) [member]
Acquisitions [line items]
Equity accounted investments			$ 1,133,000,000							$ 3,000,000			$ 1,102,000,000
Rosebank project in UK [Member] | Exploration & Production (E&P) International [member]
Acquisitions [line items]
Percentage of share acquired											40.00%	40.00%
Cash consideration												$ 71,000,000
Danske Commodities (DC) [Member] | Marketing, Midstream and Processing (MMP) [Member]
Acquisitions [line items]
Percentage of share acquired											100.00%	100.00%
Cash consideration											€ 465	$ 535,000,000
Increase of Equinor's non-current assets												13,000,000
Increase in current assets												836,000,000
Increase in current liabilities												749,000,000
Increase in deferred tax liability												2,000,000
Goodwill								$ 437,000,000
Lease OCS-A 0520 [Member] | Other segment [member]
Acquisitions [line items]
Total purchase price												$ 135,000,000
Swap of interests in the Norwegian Sea and the North Sea region [Member] | Exploration & Production Norway (E&P) [member]
Acquisitions [line items]
Cash consideration							$ 0
Increased assets							280,000,000
Increased liabilities							97,000,000
Goodwill							$ 82,000,000
BM-S-8 license [member]
Acquisitions [line items]
Ownership interest in associate			76.00%
BM-S-8 license [member] | Exploration & Production (E&P) International [member]
Acquisitions [line items]
Percentage of share acquired					66.00%		10.00%
Total purchase price							$ 415,000,000
Increase in intangible assets					$ 2,271,000,000		146,000,000
Portion of consideration in cash paid (received)							$ 101,000,000
Caesar Tonga field in the Gulf of Mexico [Member] | Exploration & Production (E&P) International [member]
Acquisitions [line items]
Percentage of share acquired						22.45%
Cash consideration						$ 813,000,000
Increased assets						850,000,000
Increased liabilities						$ 37,000,000
Caesar Tonga field in the Gulf of Mexico [Member] | Exploration & Production (E&P) International [member] | Maximum (%) [member]
Acquisitions [line items]
Ownership interest in joint operation						23.55%
Caesar Tonga field in the Gulf of Mexico [Member] | Exploration & Production (E&P) International [member] | Minimum (%) [member]
Acquisitions [line items]
Ownership interest in joint operation						46.00%
Johan Sverdrup field [Member] | Exploration & Production Norway (E&P) [member]
Acquisitions [line items]
Percentage of share acquired	2.60%
Total purchase price	$ 981,000,000
Increase in deferred tax liability	612,000,000
Increased assets	1,580,000,000
Goodwill	612,000,000
Increase in other assets	$ 13,000,000
SPM Argentina S.A. [Member] | Exploration & Production (E&P) International [member]
Acquisitions [line items]
Percentage of share acquired										50.00%
Total purchase price										$ 1,775,000,000
SPM Argentina S.A. [Member] | Exploration & Production (E&P) International [member] | Bandurria Sur [Member]
Acquisitions [line items]
Ownership interest in associate										49.00%
Martin Linge field and Garantiana discovery [Member] | Exploration & Production Norway (E&P) [member]
Acquisitions [line items]
Total purchase price									$ 1,541,000,000
Increase in deferred tax liability									265,000,000
Goodwill									265,000,000
Increase in intangible assets									116,000,000
Increase in other assets									7,000,000
Increase in property plant and equipment resulting from business combination									1,418,000,000
Cobalt's North Platte interest in the Gulf of Mexico [Member] | Exploration & Production (E&P) International [member]
Acquisitions [line items]
Increase in intangible assets									246,000,000
Contingent payments									$ 20,000,000
Cobalt's North Platte interest in the Gulf of Mexico [Member] | Exploration & Production (E&P) International [member] | Total operator [Member]
Acquisitions [line items]
Ownership interest in joint operation									60.00%
Cobalt's North Platte interest in the Gulf of Mexico [Member] | Exploration & Production (E&P) International [member] | Equinor and Total [Member]
Acquisitions [line items]
Total purchase price									$ 339,000,000
Cobalt's North Platte interest in the Gulf of Mexico [Member] | Exploration & Production (E&P) International [member] | Equinor [Member]
Acquisitions [line items]
Ownership interest in joint operation									40.00%
Roncador field [Member] | Exploration & Production (E&P) International [member]
Acquisitions [line items]
Percentage of share acquired		25.00%
Cash consideration		$ 2,133,000,000
Increase in intangible assets		392,000,000
Increase in property plant and equipment resulting from business combination		2,550,000,000
Increase in provisions		808,000,000
Contingent payments		$ 392,000,000
QGEP [member]
Acquisitions [line items]
Percentage of share acquired			10.00%
Increase in intangible assets			$ 362,000,000
The Carcara North block [Member]
Acquisitions [line items]
Bid in percentage of profit oil				67.12%
Signature bonus			$ 350,000,000
The Carcara North block [Member] | ExxonMobil [Member]
Acquisitions [line items]
Bid in percentage of profit oil				40.00%
The Carcara North block [Member] | Galp [Member]
Acquisitions [line items]
Bid in percentage of profit oil				20.00%
The Carcara North block [Member] | Equinor [Member]
Acquisitions [line items]
Bid in percentage of profit oil				40.00%
The Martin Linge field [Member] | Exploration & Production Norway (E&P) [member]
Acquisitions [line items]
Percentage of share acquired									51.00%
The Martin Linge field [Member] | Exploration & Production Norway (E&P) [member] | Maximum (%) [member]
Acquisitions [line items]
Ownership interest in associate									70.00%
The Martin Linge field [Member] | Exploration & Production Norway (E&P) [member] | Minimum (%) [member]
Acquisitions [line items]
Ownership interest in associate									19.00%
Garantiana discovery [Member] | Exploration & Production Norway (E&P) [member]
Acquisitions [line items]
Percentage of share acquired									40.00%